Post Balance Sheet events	12 Months Ended
Mar. 31, 2018
Post Balance Sheet Events [Abstract]
Post balance sheet events

31. Post balance sheet events

Changes to our segments

From 1 April 2018, our existing BT Consumer and EE divisions have been brought together into a combined division, Consumer, to drive converged products and accelerate transformation. From 1 October 2018, our existing Business and Public Sector and Wholesale and Ventures divisions will be brought together into a combined division, Enterprise, to accelerate transformation, simplify our operating model and strengthen accountabilities.

These businesses operated and were reported separately throughout 2017/18 and therefore have been presented as separate operating segments throughout these accounts.

These organisational changes do not impact the results of Global Services or Openreach and there is no impact on the total group results, balance sheet or cash flows. There are no internal revenue and costs between EE and BT Consumer. In 2017/18, there were £32m (2016/17: £22m, 2015/16: £24m) of internal revenue and costs between Business and Public Sector and Wholesale and Ventures.

We have set out below the segment analysis outlining the impacts of this change that will be applicable to the annual financial statements for 2018/19. Full details of the internal revenue and costs at the disaggregated level are provided in Note 4.

Segment revenue and profit

Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Segment revenue	10,360	6,540	5,013	5,123	8	27,044
Internal revenue	(103)	(217)	–	(2,978)	–	(3,298)
Revenue from external customers[a]	10,257	6,323	5,013	2,145	8	23,746
EBITDA[b]	2,376	2,172	434	2,520	3	7,505
Depreciation and amortisation	(992)	(676)	(424)	(1,360)	(62)	(3,514)
Operating profit (loss)[a]	1,384	1,496	10	1,160	(59)	3,991
Specific items						(610)
Operating profit						3,381
Net finance expense[c]						(764)
Share of post tax loss of associates and joint ventures						(1)
Profit before tax						2,616

Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Segment revenue	10,024	6,845	5,479	5,098	10	27,456
Internal revenue	(100)	(238)	–	(3,036)	–	(3,374)
Revenue from external customers[a]	9,924	6,607	5,479	2,062	10	24,082
EBITDA[b]	2,168	2,362	495	2,633	(13)	7,645
Depreciation and amortisation	(989)	(658)	(439)	(1,369)	(55)	(3,510)
Operating profit (loss)[a]	1,179	1,704	56	1,264	(68)	4,135
Specific items						(968)
Operating profit						3,167
Net finance expense[c]						(804)
Share of post tax loss of associates and joint ventures						(9)
Profit before tax						2,354

[a] Before specific items.

[b] EBITDA is stated before specific items and is the group’s profitability measure for segments.

[c] Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).

31. Post balance sheet events continued

Year ended 31 March 2016	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Segment revenue	5,449	6,544	5,074	5,100	11	22,178
Internal revenue	(72)	(169)	–	(3,058)	–	(3,299)
Revenue from external customers[a]	5,377	6,375	5,074	2,042	11	18,879
EBITDA[b]	1,228	2,169	479	2,659	(76)	6,459
Depreciation and amortisation	(353)	(537)	(422)	(1,301)	(18)	(2,631)
Operating profit (loss)[a]	875	1,632	57	1,358	(94)	3,828
Specific items						(215)
Operating profit						3,613
Net finance expense[c]						(712)
Share of post tax loss of associates and joint ventures						6
Profit before tax						2,907

[a] Before specific items.

[b] EBITDA is stated before specific items and is the group’s profitability measure for segments.

[c] Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).

Internal revenue and costs

Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	65	20	–	18	103
Enterprise	67	–	42	42	66	217
Global Services	–	–	–	–	–	–
Openreach	896	442	125	–	1,515	2,978
Total	963	507	187	42	1,599	3,298

Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	62	20	–	18	100
Enterprise	63	–	62	39	74	238
Global Services	–	–	–	–	–	–
Openreach	910	496	158	–	1,472	3,036
Total	973	558	240	39	1,564	3,374

Year ended 31 March 2016	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	31	23	–	18	72
Enterprise	73	–	40	56	–	169
Global Services	–	–	–	–	–	–
Openreach	905	526	173	–	1,454	3,058
Total	978	557	236	56	1,472	3,299

Capital expenditure

Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets	236	180	92	70	64	642
Property, plant and equipment	683	353	186	1,588	70	2,880
Capital expenditure[a]	919	533	278	1,658	134	3,522

Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets	225	141	126	74	55	621
Property, plant and equipment	628	360	235	1,499	111	2,833
Capital expenditure[a]	853	501	361	1,573	166	3,454

[a] Net of government grants.

31. Post balance sheet events continued

Year ended 31 March 2016	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets	117	106	62	62	65	412
Property, plant and equipment	186	256	293	1,385	90	2,210
Capital expenditure[a]	303	362	355	1,447	155	2,622

[a] Net of government grants.

As at 31 March 2018, Consumer had 18,200 (2016/17: 17,900, 2015/16: 15,700) employees and an average of 18,000 (2016/17: 16,800, 2015/16: 7,600) for the year on a full-time equivalent basis. Enterprise had 13,900 as at 31 March 2018 (2016/17: 14,100, 2015/16: 14,000) and an average of 14,200 for the year ended 31 March 2018 (2016/17: 13,900, 2015/16: 13,100).

Consumer had trade receivables not passed due of £363m (2016/17: £463m, 2015/16: £405m) and accrued income of £208m (2016/17: £260m, 2015/16: £395m) as at 31 March 2018. Enterprise had trade receivables not passed due of £345m (2016/17: £275m, 2015/16: £191m) and accrued income of £279m (2016/17: £318m, 2015/16: £245m).

Contingent liabilities

Since the reporting date, we have reached a confidential settlement with the administrators of P4U regarding its claim for revenue share which relates to certain customers prior to P4U insolvency. This settlement is in line with the accruals we held to cover potential payments required by EE.

Acquisition of spectrum

In April 2018 we secured 40MHz of 3.4GHz spectrum at a cost of £304m allowing us to progress with our 5G plans and strengthening our position as the mobile network leader. The spectrum auction bidding cut across the 2017/18 and 2018/19 financial years. We had £325m on deposit with Ofcom at 31 March 2018, the excess deposit balance of £21m has since been refunded.

Strategy update

In May 2018 we are announcing an update to our strategy to accelerate leadership in converged connectivity and services. Our strategy will drive sustainable growth in value by focusing on delivering differentiated customer experiences, investing in integrated network leadership, and transforming our operating model and includes the repositioning of Global Services as a more focused digital business. This also includes the next phase of our restructuring programme. This programme involves the reduction of c13,000 mainly back office and middle management roles at a cost of £800m with a two-year payback and expected year three cash cost reduction of £1.5bn. The balances of the first phase of our restructuring programme (£60m of cost and removal of 1,200 FTE roles) and our EE integration programme (further run rate synergies of £110m) are included in this wider transformation programme.

Triennial valuation of BT Pension Scheme

In May 2018 we concluded the 30 June 2017 triennial valuation of the BT Pension Scheme. Details are set out in note 20.